Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Upwise Investment Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	$ 31	¥ 204	¥ 143
Upwise Investment Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	39	253	97
Dyxnet Corporate Service Limited
Related Party Transaction [Line Items]
Related party transaction, management service provided	2,563	16,602	8,949
Dyxnet Corporate Service Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	12	73	18
Dyxnet Corporate Service Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	1,429	9,259	587
Dyxnet Corporate Service Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment			330
Dyxnet Internet Center Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	78	508
Dyxnet Internet Center Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	1,662	10,764	4,106
Taiwan Xiaomi Communication Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	14	91
Xiaomi Communication Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	4,190	27,144
Beijing Xiaomi Mobile Software Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	43	275
Beijing Cheetah Mobile Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,036	6,712
Chengdu Xishanju Shiyou Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	522	3,379
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,230	7,969
Suzhou Youpusi Information Technology Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction expense	553	3,577	80,059	¥ 61,202
aBitCool China Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment				266
Chengdu Xingpu Investment Management Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment	5,727	37,101
Seller of Aipu Group
Related Party Transaction [Line Items]
Related party transaction, loans provided			98,500
Bitcool Media
Related Party Transaction [Line Items]
Related party transaction, loans provided			22,792	19,096
Related party transaction, repayment of loans			35,380	1,219
Related party transaction, Receipt of interest income from loan			1,553
Related party transaction, interest income from loan	$ 187	¥ 1,211	¥ 956	861
Shanghai Shibei Hi-Tech Co., Ltd.
Related Party Transaction [Line Items]
Related party transaction, loans provided				4,900
Seller of iJoy
Related Party Transaction [Line Items]
Related party transaction, loans provided				¥ 12,193